Organization and Principal Activities - VIE Arrangements (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Variable Interest Entity [Line Items]
Total current liabilities	¥ 2,549,391	$ 364,558	¥ 3,081,781
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	1,829,791	261,657	1,778,169
Due to Subsidiaries | Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	1,542,111	220,519	1,407,371
Affiliated Entity [Member] | Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Amounts due from subsidiaries	¥ 1,113,540	$ 159,234	¥ 986,455